Description of Hansol Acquisition (Details Narrative) - KRW (₩)	1 Months Ended	12 Months Ended
	Dec. 19, 2025	Dec. 31, 2025
Description Of Hansol Acquisition
Aggregate shares	5,864,088
Outstanding shares, percentage	42.25%	42.25%
Aggregate purchase price	₩ 15,000,337,104